Receivables from Customers, Net (Tables)	6 Months Ended
Sep. 30, 2024
Receivables from Customers, Net [Abstract]
Schedule of Receivables from Customers	As of September 30, 2024 and March 31, 2024, receivables from customers, net, consisted of the following balances:
	As of
	September 30,	March 31,
Third parties	2024	2024
Receivables related to securities brokerage services
Unsettled trades on trade-date basis	$234,156	$26,603
Overdue balances on settlement dates (1)	589,771	54,931
Receivables related to advisory services	99,745	99,031
Receivables related to due diligence services	19,949	-
Receivables related to introducing and referral services	75,423	30,790
Receivables related to investment management services	7,866	-
Receivables related to underwriting and placement services	-	43,318
	1,026,910	254,673
Less: Allowance for expected credit losses	(55,554)	(6,610)
Total receivables from customers, net	$971,356	$248,063

Related party
Receivables related to securities brokerage services
Overdue balances on settlement dates (1)	$-	$3,740
Less: Allowance for expected credit losses	-	(31)
Total receivables from customers-related party, net	$-	$3,709
(1)	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates, an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of September 30, 2024 and March 31, 2024, the Group maintained a weighted average Loan-To-Value ratio of 0.95% and 0.23% against these balances, respectively.

Schedule of Movement of Allowance for Expected Credit Losses	The movement of allowance for expected credit losses is as follow:
	As of
	September 30,	March 31,
	2024	2024
Balance at beginning of the period/year	$6,641	$-
Provision for expected credit losses	48,620	6,641
Exchange difference	293	-
Balance at end of the period/year	$55,554	$6,641